Operating Leases - Schedule of Operating Lease Liability, Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Liability, Payments, Due prior year	$ 0.0	$ 15.4
Liability, Payments, Next twelve months	15.4	15.1
Liability, Payments, Due year two	14.6	14.3
Liability, Payments, Due year three	13.2	12.8
Liability, Payments, Due year four	13.0	12.7
Liability, Payments, Due year five	10.9	11.2
Liability, Payments, Due after year five	21.5	21.2
Total minimum lease payments	88.6	102.7
Less imputed interest	(13.0)	(16.6)
Operating lease liabilities	$ 75.6	$ 86.1